Accounts Payable and Accrued Liabilities - Aging Analysis of Trade Payables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [Line Items]
Trade payables	¥ 121,312	¥ 103,201
Within 1 year [member]
Disclosure of financial liabilities [Line Items]
Trade payables	111,613	94,996
Between 1 and 2 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	5,049	4,241
Between 2 and 3 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	2,386	1,894
Over 3 years [member]
Disclosure of financial liabilities [Line Items]
Trade payables	¥ 2,264	¥ 2,070